Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock-based Compensation Expense
Total stock-based compensation expense recognized in the consolidated statements of operations and comprehensive loss for the three months ended March 31, 2024 and 2023 was as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Research and development	$278	$90
General and administrative	587	259

Total stock-based compensation expense	$865	$349

Total stock-based compensation expense recognized in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 was as follows (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$759	$243
General and administrative	1,622	897

Total stock-based compensation expense	$2,381	$1,140

Summary of Restricted Common Stock Activity
The following table summarizes Legacy Korro restricted common stock activity during the year ended December 31, 2023:

	Shares	Weighted- Average Grant Date Fair Value per Share
Unvested as of December 31, 2022	2,902	$0.59
Granted	—	$—
Vested	2,902	$0.23
Repurchased	—	$—

Unvested as of December 31, 2023	—	$—

Summary of Stock Option Weighted-Average Assumptions
The fair value of stock options granted during the three months ended March 31, 2024 and 2023 was calculated on the date of grant using the following weighted-average assumptions:

	Three Months Ended March 31,
	2024	2023
Risk-free interest rate	4.1%	3.7%
Expected dividend yield	—%	—%
Expected term (in years)	6.0	6.0
Expected volatility	74.1%	69.7%

The fair value of stock options granted during the years ended December 31, 2023 and 2022 was calculated on the date of grant using the following weighted-average assumptions:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	4.3%	2.5%
Expected dividend yield	—%	—%
Expected term (in years)	6.0	6.0
Expected volatility	72.8%	72.9%

Summary of Stock Option Activity
The following table summarizes changes in stock option activity during the three months ended March 31, 2024 (in thousands, except per share amounts):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	1,323,151	$23.49	8.4	$36,310
Granted	24,926	$46.65
Exercised	(5,947)	$23.38
Forfeited	(32,174)	$18.09
Cancelled	(36,237)	$117.15

Outstanding as of March 31, 2024	1,273,719	$21.42	8.5	$85,695

Exercisable at March 31, 2024	434,915	$27.76	7.0	$25,584

The following table summarizes changes in stock option activity during the year ended December 31, 2023 (in thousands, except per share amounts):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	461,100	$14.95	8.0	$2,953
Assumed in reverse recapitalization	93,153	$121.91
Granted	835,839	$17.33
Exercised	(39,395)	$16.41
Forfeited	(20,091)	$20.07
Cancelled	(7,455)	$18.85

Outstanding as of December 31, 2023	1,323,151	$23.49	8.4	$36,310

Exercisable at December 31, 2023	368,036	$34.60	6.7	$8,457